Taxation	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Taxation	Taxation

		Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		(44.8)	(66.4)	(63.9)
Adjustments in respect of prior periods		(7.6)	—	2.8
		(52.4)	(66.4)	(61.1)
Deferred tax (expense)/income
Origination and reversal of temporary differences		(1.2)	9.7	4.5
Impact of change in tax rates		(16.8)	—	—
	16	(18.0)	9.7	4.5
Total tax expense		(70.4)	(56.7)	(56.6)
Reconciliation of effective tax rate:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m	€m
Profit before tax	295.5	210.3	227.1
Tax charge at the standard UK corporation tax rate 19% (2019: 19%; 2018: 19%)	(56.1)	(39.9)	(43.2)
Difference in tax rates	(18.2)	(11.9)	(14.8)
Non tax deductible interest	(0.1)	0.6	—
Other income and expenses not taxable or deductible	(0.8)	(1.2)	5.3
Unrecognized tax assets	(6.3)	(0.9)	0.6
Provisions for uncertainties	35.5	(3.4)	(7.3)
Impact of change in deferred tax rates	(16.8)	—	—
Prior period adjustment	(7.6)	—	2.8
Total tax expense	(70.4)	(56.7)	(56.6)

Effective tax rates
Effective from and including January 12, 2016, the Company become a resident in the United Kingdom for United Kingdom tax purposes. The effective tax rate for the year ended December 31, 2020 was 23.8% (year ended December 31, 2019: 27%). The change is principally caused by the release of uncertain tax positions in relation to exposures that are now time barred, offset in part by the impact of a change in tax rates on deferred tax assets and liabilities.
The Company operates in many different jurisdictions and in some of these, certain matters are under discussion with local tax authorities. These discussions are often complex and can take many years to resolve, and are in different stages with respect to assessments appeals and refunds. The Company actively seeks to manage the associated risks by proactively engaging with tax authorities and applying for Advanced Pricing Agreements where appropriate. Accruals for tax contingencies require management to make estimates and judgments with respect to the ultimate outcome of a tax audit, and actual results could vary from these estimates. Where tax exposures can be quantified, a provision is made based on best estimates and management’s judgments. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could, in future years, experience adjustments to this provision, including releases of provisions when those exposures become time-barred.
Notwithstanding this, management believes that the Company’s position on all open matters including those in current discussion with local tax authorities is robust and that the Company is appropriately provided. As of December 31, 2020, the current tax payable of €166.2m and deferred tax assets of €113.5m includes provisions for tax uncertainties of €103.9m. As of December 31, 2019, the current tax payable of €217.2m and deferred tax assets of €96.4m included provisions for tax uncertainties of €137.8m.
Following the enactment of the Finance Act 2020, the standard rate of corporation tax in the UK is 19% for 2020 (2019: 19%). Previously, the substantively enacted rate of corporation tax in the UK from April 1, 2020 was 17%.
The tax (credit)/charge relating to components of other comprehensive income is as follows:

		Before tax	Tax credit	After tax
Year ended December 31, 2020	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		27.8	(8.3)	19.5
Net investment hedge		10.1	—	10.1
Cash flow hedges		17.3	(6.0)	11.3
Other comprehensive loss/(income)		55.2	(14.3)	40.9
Current tax			—
Deferred tax	16		(14.3)
			(14.3)
		Before tax	Tax credit)	After tax
Year ended December 31, 2019	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		35.9	(6.7)	29.2
Net investment hedge		(6.0)	—	(6.0)
Cash flow hedges		27.3	(5.6)	21.7
Other comprehensive loss/(income)		57.2	(12.3)	44.9
Current tax			—
Deferred tax	16		(12.3)
			(12.3)
		Before tax	Tax (credit)/charge	After tax
Year ended December 31, 2018		€m	€m	€m
Remeasurement of post-employment benefit liabilities		12.9	(3.3)	9.6
Net investment hedge		(5.6)	—	(5.6)
Cash flow hedges		(15.5)	4.0	(11.5)
Other comprehensive (income)/loss		(8.2)	0.7	(7.5)
Current tax			—
Deferred tax			0.7
			0.7
Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

	December 31, 2020			December 31, 2019
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	20.6	(27.3)	(6.7)	23.0	(29.3)	(6.3)
Intangible assets	0.9	(378.1)	(377.2)	0.4	(357.0)	(356.6)
Employee benefits	48.3	(0.3)	48.0	40.2	(0.4)	39.8
Tax value of loss carry forwards	24.6	—	24.6	20.7	—	20.7
Derivative financial instruments	9.3	(0.1)	9.2	3.2	(0.3)	2.9
Other	9.8	(14.9)	(5.1)	8.9	(11.2)	(2.3)
Tax assets/(liabilities)	113.5	(420.7)	(307.2)	96.4	(398.2)	(301.8)
Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable.
Deferred tax assets that the Company has not recognized in the financial statements amount to €72.7 million (December 31, 2019: €70.3 million). These deferred tax assets had not been recognized as the likelihood of recovery is not probable.
The aggregate deferred tax relating to items that have been credited directly to equity is €14.3 million (December 31, 2019: debit of €12.3 million).
Movement in deferred tax during the year:

	Opening balance Jan 1, 2020	Acquired in business combinations	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31, 2020
	€m		€m	€m	€m	€m
Property, plant and equipment	(6.3)	(1.3)	1.0	—	(0.1)	(6.7)
Intangible assets	(356.6)	—	(20.6)	—	—	(377.2)
Employee benefits	39.8	—	—	8.3	(0.1)	48.0
Tax value of loss carry forwards	20.7	—	3.9	—	—	24.6
Derivative financial instruments	2.9	—	0.3	6.0	—	9.2
Other	(2.3)	(0.3)	(2.6)	—	0.1	(5.1)
Total deferred tax	(301.8)	(1.6)	(18.0)	14.3	(0.1)	(307.2)

	Opening balance Jan 1, 2019	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31, 2019
	€m	€m	€m	€m	€m
Property, plant and equipment	(12.4)	6.3	—	(0.2)	(6.3)
Intangible assets	(354.1)	(2.5)	—	—	(356.6)
Employee benefits	29.6	3.5	6.7	—	39.8
Tax value of loss carry forwards	19.1	1.6	—	—	20.7
Derivative financial instruments	(2.5)	—	5.6	(0.2)	2.9
Other	(3.1)	0.8	—	—	(2.3)
Total deferred tax	(323.4)	9.7	12.3	(0.4)	(301.8)